Goodwill - Schedule of allocation of goodwill by operations (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 9,417	£ 9,532	£ 9,729
Other intangible assets	3,879	3,564
Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,714	1,714
National Grid Ventures – US
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	97	100
New England
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,471	1,506
New York
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,128	3,205
UK Electricity Distribution
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	4,721	4,721
West Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	518	518
East Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	519	519
South Wales | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	257	257
South West | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 420	£ 420